Commitments and Contingencies (Details Narrative) (Wetouch Holding Group Limited) - Wetouch Holding Group Limited [Member]	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 16, 2020 USD ($)	Sep. 16, 2020 CNY (¥)	May 13, 2020 CNY (¥)	Nov. 21, 2019 USD ($)	Nov. 21, 2019 CNY (¥)	Sep. 11, 2019 USD ($)	Sep. 11, 2019 CNY (¥)	Aug. 22, 2018 USD ($)	Aug. 22, 2018 CNY (¥)	Oct. 21, 2014 USD ($)	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Jul. 31, 2014 USD ($)	Mar. 19, 2014 USD ($)	Jul. 05, 2013 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Mar. 12, 2020 USD ($)	Mar. 12, 2020 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	May 26, 2015 USD ($)	May 26, 2015 CNY (¥)	Oct. 21, 2014 CNY (¥)	Jul. 31, 2014 CNY (¥)	Jul. 04, 2014 USD ($)	Jul. 04, 2014 CNY (¥)	May 23, 2014 USD ($)	May 23, 2014 CNY (¥)	Apr. 21, 2014 USD ($)	Apr. 21, 2014 CNY (¥)	Mar. 19, 2014 CNY (¥)	Jul. 05, 2013 CNY (¥)
Repayment of loan default penalties | $			$ 1,700,000
Bank of Chengdu [Member] | Chengdu Wetouch Technology Co., Ltd ("Chengdu Wetouch") [Member] | Guarantee to Debt Instrument Loan One [Member]
Loan obtained during period | $													$ 2,600,000		$ 2,600,000
Debt instrument, description															Sichuan Wetouch, Mr. Guangde Cai and his 60% controlled Xinjiang Wetouch and his 95% controlled Meishan Wetouch, as well as two unrelated individuals acting as counter guarantors for this loan.
Deyang Bank Co., Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Two [Member]
Loan obtained during period | $																																	$ 1,300,000
Deyang Bank Co., Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Three [Member]
Loan obtained during period | $																									$ 2,200,000
Sichuan Tianfu Bank Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Four [Member]
Loan obtained during period | $																													$ 2,300,000
Agricultural Bank of China Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Five [Member]
Loan obtained during period | $																															$ 2,700,000
Chengdu Bank Co, Ltd Gaoxin Branch [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Six [Member]
Loan obtained during period | $																$ 2,200,000
Sichuan Yitong Financing Guarantee Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Seven [Member]
Loan obtained during period | $												$ 3,500,000
Debt instrument, description												Sichuan Wetouch, Chengdu Wetouch, Mr.Guangde Cai and his 60% owned Xinjiang Wetouch, together with one unrelated guarantee company Sichuan Yitong Financing Guarantee Co., Ltd.
Repayment of loan during period | $								$ 1,500,000
RMB [Member]
Repayment of loan default penalties				¥ 11,800,000
RMB [Member] | Xinjiang Wetouch [Member] | Guarantee to Debt Instrument Loan One [Member]
Repayment of loan during period					¥ 5,900,000
RMB [Member] | Bank of Chengdu [Member] | Chengdu Wetouch Technology Co., Ltd ("Chengdu Wetouch") [Member] | Guarantee to Debt Instrument Loan One [Member]
Loan obtained during period																												¥ 17,000,000
RMB [Member] | Deyang Bank Co., Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Two [Member]
Loan obtained during period																																		¥ 9,000,000
RMB [Member] | Deyang Bank Co., Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Three [Member]
Loan obtained during period																										¥ 15,000,000
RMB [Member] | Sichuan Tianfu Bank Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Four [Member]
Loan obtained during period																														¥ 14,900,000
RMB [Member] | Agricultural Bank of China Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Five [Member]
Loan obtained during period																																¥ 17,300,000
RMB [Member] | Chengdu Bank Co, Ltd Gaoxin Branch [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Six [Member]
Loan obtained during period																																			¥ 15,000,000
RMB [Member] | Sichuan Yitong Financing Guarantee Co.,Ltd [Member] | Sichuan Wetouch Mr. Guangde Cai [Member] | Guarantee to Debt Instrument Loan Seven [Member]
Loan obtained during period																											¥ 26,000,000
Repayment of loan during period									¥ 10,500,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loan obtained during period | $													8,900,000		$ 8,900,000
Repayment of loan during period | $													8,000,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Related to 30% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty | $													800,000		800,000					$ 800,000		$ 800,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Related to 70% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty | $													$ 900,000		$ 900,000					$ 900,000		$ 900,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Bank of Chengdu [Member]
Debt instrument, interest rate																	8.61%																			8.61%
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | RMB [Member]
Loan obtained during period																												55,000,000
Repayment of loan during period														¥ 5,000,000
Debt instrument, maturity date													Aug. 22, 2018	Aug. 22, 2018
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | RMB [Member] | Related to 30% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty																					¥ 5,800,000		¥ 5,800,000					5,800,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | RMB [Member] | Related to 70% of Remaining Loan Repaid By Chengdu SME [Member]
Loan, default penalty																					¥ 6,000,000		¥ 6,000,000					¥ 6,000,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loan, default penalty | $	$ 1,700,000																							$ 1,700,000
Repayment of loan during period | $										$ 8,000,000
Repayment of loan default penalties | $			$ 1,700,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member] | Bank of Chengdu [Member]
Loan obtained during period | $																	$ 9,800,000
Debt instrument, description																	Chengdu SME Credit Guarantee Co., Ltd ("Chengdu SME"), a third party, provided a 70% guarantee and Bank of Chengdu retained 30% of the risk, while Chengdu Wetouch and Mr. Guangde Cai (related parties, see Note 4) provided joint and several liability guarantee for 100% of the loan.
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member] | RMB [Member]
Loan, default penalty																			¥ 11,800,000
Repayment of loan during period											¥ 55,000,000
Repayment of loan default penalties				¥ 11,800,000
Legal case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member] | RMB [Member] | Bank of Chengdu [Member]
Loan obtained during period																																				¥ 60,000,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member]
Asset recovery, value | $	$ 1,700,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Chengdu Bank Co, Ltd [Member]
Loan obtained during period | $																$ 2,200,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | RMB [Member]
Asset recovery, value		¥ 12,000,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | RMB [Member] | Forecast [Member]
Loan obtained during period																		¥ 12,000,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | RMB [Member] | Chengdu Bank Co, Ltd [Member]
Loan obtained during period																																			¥ 15,000,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Shigaotianfu Investment and Renshou Tenvi [Member] | Chengdu Bank Co, Ltd [Member]
Debt instrument, description																To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. ("Shigaotianfu Investment") and Renshou Tengyi Landscaping Co., Ltd. ("Renshou Tenyi") provided their bank deposits of RMB 12.0 million (equivalent to US$1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee
Pledged bank deposits for debt, value | $						$ 1,700,000
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Shigaotianfu Investment and Renshou Tenvi [Member] | RMB [Member] | Chengdu Bank Co, Ltd [Member]
Pledged bank deposits for debt, value							¥ 12,000,000